Related parties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related parties

39.  Related parties

Due to the change of the ultimate parent, the Group reevaluated the related party entities and reflected the transactions on 31 December 2020 financial statements.

Transactions with key management personnel

Key management personnel comprise the Group's members of the Board of Directors, chief officers and other directors.

There are no loans to key management personnel as of 31 December 2020 and 2019.

The Group provides additional benefits to key management personnel and contributions to retirement plans based on a pre-determined ratio of compensation.

	31 December	31 December	31 December
	2020	2019	2018
Short-term benefits	86,478	78,775	80,868
Termination benefits	6,548	56,720	121
Share based payments	5,760	6,247	11,473
Long-term benefits	1,085	653	755
	99,871	142,395	93,217

The following transactions occurred with related parties:

Revenue from related parties	2020	2019	2018
Enerji Piyasalari Isletme A.S. (“EPIAS”) (**)	23,737	—	—
Turk Hava Yollari A.S. (“THY”) (**)	14,374	—	—
Turksat Uydu Haberlesme Kablo TV ve Isletme A.S.(“Turksat”) (**)	10,408	—	—
Ziraat Bankasi (**)	10,285	—	—
Turkiye Vakiflar Bankasi TAO (“Vakifbank”) (**)	6,234	—	—
Borsa Istanbul A.S. ("BIST") (**)	3,458	—	—
Gunes Express Havacilik A.S. (“Sun Express”) (**)	2,867	—	—
Turkiye Halk Bankasi A.S. (“Halkbank”) (**)	2,296	—	—
Sofra Kurumsal ve Odullendirme Hizmetleri A.S. (“Sofra”)	1,221	—	—
Posta ve Telgraf Teskilati A.S. (“PTT”) (**)	870	—	—
Kredi Kayit Burosu A.S. (“KKB”) (**)	657	—	—
Sonera Holding	—	772,436	—
Kyivstar GSM JSC (“Kyivstar”) (*)	—	27,050	52,946
Telia Carrier Germany GmbH (“Telia Carrier”)	—	12,934	7,941
Vimpelcom OJSC (“Vimpelcom”) (*)	—	6,191	5,418
Other	6,206	7,004	8,176
	82,613	825,615	74,481

Related party expenses	2020	2019	2018
EPIAS (**)	80,689	—	—
Sofra	25,477	8,874	—
Turksat (**)	14,023	—	—
Boru Hatlari Ile Petrol Tasima A.S. (“BOTAS”) (**)	3,654	—	—
PTT (**)	1,682	—	—
Kyivstar (*)	—	40,210	77,174
Telia Carrier	—	7,503	6,047
Vimpelcom (*)	—	1,228	2,751
Wind Telecomunicazioni S.P.A. (“Wind”) (*)	—	274	4,812
Turkcell Vakfi	—	-	44,247
Other	2,071	2,000	9,878
	127,596	60,089	144,909

(*)Transactions with Vimpelcom, Kyivstar and Wind include transactions until 18 June 2019.

(**)Transactions with related parties through TVF BTIH include transactions as of 22 October 2020 and onwards.

Details of the financial assets and liabilities with related parties as of 31 December 2020 and 2019 are as follows:

	31 December	31 December
	2020	2019
Banks - Time deposits	6,713,484	—
Banks - Demand deposits	106,799	—
Other cash and cash equivalents	8,354	—
Bank borrowings	(55,902)	—
Debt securities issued	(50,866)	—
Lease liabilities	(65,577)	—
	6,656,292	—

As of 31 December 2020, the amount of letters of guarantee given to the related parties is TL 67,455 (31 December 2019: None).

Details of the time deposits at related parties as of 31 December 2020 are as follows:

	31 December	31 December
	2020	2019
Ziraat Bankasi	2,338,812	—
Vakifbank	2,307,202	—
Halkbank	1,904,505	—
Ziraat Katilim Bankasi A.S.	162,965	—
	6,713,484	—

				31 December
Amount	Currency	Effective Interest Rate	Maturity	2020
796,073	USD	2.9%	January 2021	5,843,574
610,140	TRY	17.4%	January 2021	610,140
28,838	EUR	1.5%	January 2021	259,770
				6,713,484

Details of the bank borrowings at related parties as of 31 December 2020 are as follows:

				31 December
Amount	Currency	Effective Interest Rate	Maturity	2020
49,993	RMB	5.2%	June 2021	55,902
				55,902

Details of the debt securities issued at related parties as of 31 December 2020 are as follows:

				31 December
Amount	Currency	Effective Interest Rate	Maturity	2020
50,000	TRY	15.0%	March 2021	50,866
				50,866

Details of the lease liabilities at related parties as of 31 December 2020 are as follows:

			31 December
Currency	Effective Interest Rate	Payment Period	2020
EUR	0.2% - 3.7%	2021 – 2024	65,202
TRY	12.8% - 26.8%	2021	341
USD	4.0%	2023	34
			65,577

Interest income from related parties:

	2020	2019	2018
Ziraat Bankasi	33,838	—	—
Halkbank	32,762	—	—
Vakifbank	27,509	—	—
Other	1,611	—	—
	95,720	—	—

Interest expense to related parties:

	2020	2019	2018
Halkbank	1,968	—	—
Ziraat Bankasi	1,736	—	—
Ziraat Yatirim Menkul Degerler A.S.	506	—	—
Other	65	—	—
	4,275	—	—

Revenue from related parties are generally related to telecommunication, call center and other miscellaneous services. Transactions between the Group and EPIAS are related to the energy services; transactions between the Group and Sofra are related to meal coupon services; transactions between the Group and BOTAS are related to infrastructure services; transactions between the Group and Halkbank, Ziraat Bankasi and Vakifbank are related to banking services; transactions between the Group and PTT are related to cargo transportation; transactions between the Group and Turksat are related to telecommunication services and transactions between the Group and BIST are related to stock market services. Receivables from related parties are not collateralized.